Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2015
Entity Registrant Name	dei_EntityRegistrantName	ARBITRAGE FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001105076
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 02, 2015
Document Effective Date	dei_DocumentEffectiveDate	Oct. 02, 2015
Prospectus Date	rr_ProspectusDate	Sep. 30, 2015
THE ARBITRAGE FUND | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARBFX
THE ARBITRAGE FUND | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARBNX
THE ARBITRAGE FUND | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARBCX
THE ARBITRAGE FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARGAX
THE ARBITRAGE CREDIT OPPORTUNITIES FUND | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARCFX
THE ARBITRAGE CREDIT OPPORTUNITIES FUND | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACFIX
THE ARBITRAGE CREDIT OPPORTUNITIES FUND | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARCCX
THE ARBITRAGE CREDIT OPPORTUNITIES FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGCAX
THE ARBITRAGE EVENT-DRIVEN FUND | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEDFX
THE ARBITRAGE EVENT-DRIVEN FUND | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEDNX
THE ARBITRAGE EVENT-DRIVEN FUND | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEFCX
THE ARBITRAGE EVENT-DRIVEN FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGEAX
THE ARBITRAGE TACTICAL EQUITY FUND | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ATQFX
THE ARBITRAGE TACTICAL EQUITY FUND | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ATQIX
THE ARBITRAGE TACTICAL EQUITY FUND | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ATQCX
THE ARBITRAGE TACTICAL EQUITY FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ATQAX